Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 01, 2012
BofA Money Market Reserves (Third Prospectus Summary) | BofA Money Market Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Money Market Reserves
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
BofA Money Market Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

o you invest $10,000 in Institutional Class shares of the Fund for the periods indicated,

o your investment has a 5% return each year, and

o the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Remember this is an example only. Your actual costs may be higher or lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the
Fund's portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o Investment Strategy Risk - The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash assets held by the Fund may adversely impact the Fund's yield.

o Money Market Fund Risk - An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively,
  Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

o Redemption Risk - The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

o Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the
  Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

o Market Risk - Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

o Financial Services Industry Risk - The Fund invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company's failure to fulfill its obligations could cause the Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the
  Fund or its shareholders from losses caused by declines in a security's market value due to changes in market conditions. In addition, having multiple portfolio securities' credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

o Interest Rate Risk - Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it or the ability of the Fund to realize the par value of the security upon its maturity but may affect the value of the Fund's shares prior to the maturity of those securities owned by the Fund and issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

o Credit Risk - Credit risk applies to all debt securities. It historically has not been a factor for obligations backed by the "full faith and credit" of the
  U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
  Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

o U.S. Government Obligations Risk - U.S. Treasury obligations are backed by the
  "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal
  Home Loan Mortgage Corporation, the Federal National Mortgage Association and the
  Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government.
  These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise  and, as a result, are subject togreater credit risk than securities issued or guaranteed by the U.S. Treasury. See ABOUT THE FUNDS' INVESTMENTS - U.S.
  Government and Related Obligations in the statement of additional information for more information.

o Asset-Backed Securities Risk - The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit or liquidity enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

o Municipal Securities Risk - Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed or enhanced by the taxing authority of the local government, by the current or anticipated revenues from a specific project or specific assets or by the credit of, or liquidity enhancement provided by a private issuer in some manner, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that is intended to be free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this position. For example, in the event that the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.
  As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

o Repurchase Agreements Risk - Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
  Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline.
  Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default.

o Foreign Securities Risk - Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls or capital repatriation limitation; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

o Dividends/Distributions Risk - The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	it is possible to lose money by investing in the Fund
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the FDIC or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of
Institutional Class shares of Columbia Money Market Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows you how the performance of the Fund's Institutional
Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904
(individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best:        1st quarter 2001:     1.42%
Worst:       1st quarter 2010:     0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Money Market Reserves (Third Prospectus Summary) | BofA Money Market Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
BofA Money Market Reserves | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder administration fee	rr_Component2OtherExpensesOverAssets	0.04%
Other	rr_Component3OtherExpensesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	386
Annual Return 2001	rr_AnnualReturn2001	4.11%
Annual Return 2002	rr_AnnualReturn2002	1.69%
Annual Return 2003	rr_AnnualReturn2003	1.01%
Annual Return 2004	rr_AnnualReturn2004	1.20%
Annual Return 2005	rr_AnnualReturn2005	3.06%
Annual Return 2006	rr_AnnualReturn2006	4.93%
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	2.76%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.43%

[1]	Year-to-date return as of September 30, 2011: 0.04%
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. The Advisor and BofA Distributors, Inc., the Fund's distributor (the Distributor), are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.